RELATED PARTY TRANSACTIONS AND BALANCES (Sales to Related Parties) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Sales	$ 341,107,697	$ 316,185,694	$ 292,721,361
Related Parties [Member]
Related Party Transaction [Line Items]
Sales	10,068,554	9,851,128	5,832,301
CEEG (Nanjing) Solar Research Institute [Member]
Related Party Transaction [Line Items]
Sales	333,943	1,450,689	$ 4,997,073
CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales	$ 9,736	247,563
China Electric Equipment Group (Hong Kong) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales		71,852	$ 245,341
China Electric Equipment Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales	$ 5,333,313	$ 7,435,809	51,216
CEEG Korea Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales	4,065		$ 1,393
Jiangxi Jingde Semiconductor New Material Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales	$ 95,555	$ 38,893
CEEG (Jiangsu) Insulated New Material Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Sales		$ 606,322	$ 537,278
Jiangsu Xinde Civil Photovoltaic System Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales	$ 715,691
Jiangsu CEEG Cloud Commercial Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales	328,053
Nanjing Xinde New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales	1,501,211
CEEG Holding Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Sales	1,738,797
CEEG Xinde (Shanghai) New Energy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales	$ 8,190